UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06457

        Nuveen Premier Insured Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alaska - 1.0% (0.6% of Total Investments)

$2,890	Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series 1995A, 5.875%, 12/01/24 -	12/05 at 102.00	AAA	$ 2,993,000
	MBIA Insured

	California - 31.8% (21.2% of Total Investments)

	ABAG Finance Authority for Non-Profit Corporations, California, Insured Certificates of
	Participation, Children's Hospital Medical Center of Northern California, Series 1999:
6,750	5.875%, 12/01/19 - AMBAC Insured	12/09 at 101.00	AAA	7,689,938
10,000	6.000%, 12/01/29 - AMBAC Insured	12/09 at 101.00	AAA	11,339,600

4,755	Antioch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/09 at 101.00	AAA	5,321,986
	Facilities District 1989-1, Series 1999, 5.700%, 8/01/22 - AMBAC Insured

3,250	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	3,535,253
	Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured

1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	1,065,090
	Series 2005AC, 5.000%, 12/01/26 - MBIA Insured

1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	10/14 at 100.00	AAA	1,069,511
	School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 - FSA Insured

90	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation Bonds,	No Opt. Call	AAA	90,508
	Series 1994A-I, 7.150%, 12/30/24 (Alternative Minimum Tax)

115	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation Bonds,	No Opt. Call	AAA	115,653
	Series 1994A-III, 7.450%, 6/30/25 (Alternative Minimum Tax)

5,080	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	AAA	7,190,080
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17

11,080	Lodi, California, Electric System Revenue Certificates of Participation, Series 1999B, 0.000%,	1/09 at 40.71	AAA	4,043,978
	1/15/24 (Pre-refunded to 1/15/09) - MBIA Insured

5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	7,122,800
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

8,880	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	12,033,643
	Series 1990B, 7.500%, 8/01/23

10,305	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	13,616,203
	Refunding Bonds, Series 1990A, 7.500%, 5/01/23

14,755	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	18,234,967
	Mortgage Revenue Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax)

4,300	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	4,529,190
	Airport, Second Series 2001, Issue 27A, 5.125%, 5/01/19 (Alternative Minimum Tax) - MBIA Insured

2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/14 at 100.00	AAA	2,230,300
	Series 2004A, 5.250%, 8/01/19 - MBIA Insured

	Colorado - 6.4% (4.3% of Total Investments)

1,500	Adams and Arapahoe Counties Joint School District 28, Aurora, Colorado, General Obligation Bonds,	12/13 at 100.00	AAA	1,641,870
	Series 2003A, 5.125%, 12/01/21 - FSA Insured

2,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2002E, 5.500%,	11/12 at 100.00	AAA	2,756,250
	11/15/18 (Alternative Minimum Tax) - FGIC Insured

6,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/29 -	9/10 at 102.00	AAA	6,814,080
	MBIA Insured

4,405	Roaring Fork School District RE-1, Garfield, Eagle and Pitkin Counties, Colorado, General	12/14 at 100.00	AAA	4,744,405
	Obligation Bonds, Series 2005A, 5.000%, 12/15/24 - FSA Insured

1,310	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/13 at 100.00	AAA	1,426,446
	12/01/16 - XLCA Insured

1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,507,316
	5.000%, 12/01/22 - MBIA Insured

1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2002A, 5.000%, 6/01/19 - FGIC	6/12 at 100.00	AAA	1,086,790
	Insured

	Florida - 3.5% (2.3% of Total Investments)

1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 - FGIC	10/13 at 100.00	AAA	1,636,065
	Insured

4,145	Miami, Florida, General Obligation Bonds, Series 2002, 5.000%, 1/01/22 - MBIA Insured	1/12 at 100.00	AAA	4,465,284

4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%, 10/01/17 -	10/13 at 100.00	AAA	4,755,669
	MBIA Insured

	Georgia - 5.2% (3.4% of Total Investments)

8,000	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.250%,	1/14 at 100.00	AAA	8,924,560
	1/01/16 - FSA Insured

6,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional	8/09 at 102.00	AAA	7,156,760
	Healthcare System, Inc. Project, Series 1999, 5.500%, 8/01/25 - MBIA Insured

	Hawaii - 3.8% (2.5% of Total Investments)

8,030	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B, 6.500%,	7/10 at 101.00	AAA	9,221,973
	7/01/15 (Alternative Minimum Tax) - FGIC Insured

2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company	1/09 at 101.00	AAA	2,493,608
	Inc., Series 1999D, 6.150%, 1/01/20 (Alternative Minimum Tax) - AMBAC Insured

	Illinois - 20.4% (13.6% of Total Investments)

4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 - FGIC Insured	12/12 at 100.00	AAA	4,299,920

10,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.500%, 1/01/35 - FGIC	1/10 at 101.00	AAA	10,961,200
	Insured

8,200	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A, 6.250%,	No Opt. Call	AAA	9,722,904
	1/01/15 - MBIA Insured

23,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Elgin School	No Opt. Call	Aaa	13,774,022
	District U46, Kane, Cook and DuPage Counties, Series 2002, 0.000%, 1/01/17 - FSA Insured

10,010	Illinois Development Finance Authority, Revenue Bonds, Catholic Health Partners Services, Series	2/05 at 102.00	AAA	10,225,215
	1995A, 5.300%, 2/15/18 - CONNIE LEE/AMBAC Insured

10,150	Onterie Center Housing Finance Corporation, Illinois, FHA-Insured Section 8 Assisted Mortgage	7/05 at 100.50	AAA	10,454,805
	Revenue Refunding Bonds, Onterie Center Project, Series 1992A, 7.050%, 7/01/27 - MBIA Insured

3,225	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	4,018,673
	General Obligation Bonds, Series 1992A, 9.000%, 6/01/09 - AMBAC Insured

	Indiana - 4.1% (2.7% of Total Investments)

4,725	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage Bonds,	7/13 at 100.00	AAA	5,143,446
	Series 2003, 5.000%, 7/15/17 - FGIC Insured

	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 - AMBAC Insured	11/14 at 100.00	AAA	1,134,750
1,060	5.250%, 11/15/20 - AMBAC Insured	11/14 at 100.00	AAA	1,182,303
1,100	5.250%, 11/15/21 - AMBAC Insured	11/14 at 100.00	AAA	1,223,123

1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AAA	1,118,500
	Bonds, Series 2003, 5.250%, 1/15/21 - FSA Insured

1,315	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,428,090
	Series 2004, 5.000%, 7/15/18 - FSA Insured

1,490	North Lawrence Community Schools Building Corporation, Marion County, Indiana, First Mortgage	1/14 at 100.00	AAA	1,612,284
	Bonds, Series 2004, 5.000%, 7/15/19 - FSA Insured

	Iowa - 1.2% (0.8% of Total Investments)

3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003, 5.000%,	6/13 at 100.00	Aaa	3,608,017
	6/15/17 - AMBAC Insured

	Kansas - 0.4% (0.3% of Total Investments)

1,245	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University	4/15 at 100.00	AAA	1,347,551
	Housing System, Series 2005A, 5.000%, 4/01/23 (WI, settling 2/02/05) - MBIA Insured

	Kentucky - 2.4% (1.6% of Total Investments)

6,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 72, Series 2001,	10/11 at 100.00	AAA	7,357,025
	5.375%, 10/01/14 (Pre-refunded to 10/01/11) - MBIA Insured

	Maryland - 1.7% (1.1% of Total Investments)

5,000	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	5,309,400
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/21 (Alternative Minimum Tax) -
	AMBAC Insured

	Massachusetts - 0.7% (0.5% of Total Investments)

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,000	5.250%, 1/01/21 - FGIC Insured	1/14 at 100.00	AAA	1,109,160
1,000	5.250%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	1,100,420

	Michigan - 3.6% (2.4% of Total Investments)

6,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	7,053,865
	9/01/10 (Alternative Minimum Tax) - AMBAC Insured

3,810	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing	8/12 at 102.00	Aaa	4,001,910
	Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43 (Alternative Minimum Tax)

	Minnesota - 1.8% (1.2% of Total Investments)

4,860	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	5,389,011
	2001B, 5.750%, 1/01/15 (Alternative Minimum Tax) - FGIC Insured

215	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 - MBIA	2/05 at 102.00	AAA	219,534
	Insured

	Missouri - 3.6% (2.4% of Total Investments)

7,495	Jefferson County Industrial Development Authority, Missouri, Housing Revenue Bonds, Richardson Road	8/07 at 100.00	AAA	9,015,511
	Apartments Project, Series 1985, 11.000%, 12/15/15 (Pre-refunded to 8/15/07)

2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/21 -	10/13 at 100.00	AAA	2,163,280
	MBIA Insured

	Nevada - 8.8% (5.8% of Total Investments)

3,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series	12/12 at 100.00	AAA	3,110,970
	2002, 5.000%, 6/01/32 - MBIA Insured

10,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2001B, 5.125%, 7/01/21 - FGIC	7/11 at 100.00	AAA	10,635,500
	Insured

7,990	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	8,378,074
	Corridor Project, Series 2002, 5.250%, 6/01/41 - AMBAC Insured

5,050	Washoe County, Nevada, Gas and Water Facilities Remarketed Revenue Refunding Bonds, Sierra Pacific	7/05 at 100.50	AAA	5,198,470
	Power Company, Series 1987, 6.300%, 12/01/14 - AMBAC Insured

	New Jersey - 1.1% (0.7% of Total Investments)

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,200	5.000%, 7/01/22 - MBIA Insured	7/14 at 100.00	AAA	1,294,812
1,200	5.000%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	1,290,912

800	Rutgers State University, New Jersey, Certificates of Participation, Lower Georges Street	1/14 at 100.00	AAA	852,984
	University Redevelopment Associates LLC, Series 2004, 5.000%, 1/01/24 - AMBAC Insured

	New York - 3.9% (2.6% of Total Investments)

10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	10,895,200
	2002F, 5.250%, 11/15/27 - MBIA Insured

1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,077,060
	Hospital, Series 2004, 5.000%, 8/01/23 - FGIC Insured

	North Carolina - 1.0% (0.7% of Total Investments)

3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson Regional	10/13 at 100.00	AAA	3,262,378
	Hospital Project, Series 2003, 5.125%, 10/01/32 - FSA Insured

	Oklahoma - 2.4% (1.6% of Total Investments)

1,420	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	No Opt. Call	AAA	1,470,808
	1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)

2,440	Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Refunding Bonds, Series 2000,	7/10 at 101.00	AAA	2,778,062
	5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured

3,000	Tulsa Industrial Authority, Oklahoma, GNMA Collateralized Multifamily Housing Revenue Bonds,	11/05 at 103.00	Aaa	3,118,260
	Country Club of Woodland Hills Project, Series 1995, 6.250%, 11/01/27

	Oregon - 5.8% (3.9% of Total Investments)

	Oregon Health Sciences University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 - MBIA Insured	1/13 at 100.00	AAA	5,282,400
7,000	5.000%, 7/01/32 - MBIA Insured	1/13 at 100.00	AAA	7,308,910

4,915	Oregon Health, Housing, Educational and Cultural Facilities Authority, GNMA Mortgage-Backed	3/12 at 105.00	Aaa	5,419,279
	Securities Program Assisted Living Project Revenue Bonds, Necanicum Village LLC, Series 2001A,
	6.850%, 6/20/42

	Pennsylvania - 1.1% (0.7% of Total Investments)

3,075	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,449,966
	8/01/19 - FGIC Insured

	Puerto Rico - 0.8% (0.5% of Total Investments)

2,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	2,363,400
	7/01/17 - MBIA Insured

	Tennessee - 2.6% (1.7% of Total Investments)

2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FSA	10/14 at 100.00	AAA	2,226,017
	Insured

5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	5,729,300
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30
	(Pre-refunded to 11/15/09) - AMBAC Insured

	Texas - 10.2% (6.8% of Total Investments)

85	Corpus Christi Housing Finance Corporation, Texas, Single Family Mortgage Senior Revenue Refunding	7/05 at 100.00	AAA	85,201
	Bonds, Series 1991A, 7.700%, 7/01/11 - MBIA Insured

12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AAA	13,010,375
	Series 2001A, 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 - FGIC Insured	12/13 at 100.00	AAA	5,056,103
4,800	5.250%, 12/15/21 - FGIC Insured	12/13 at 100.00	AAA	5,301,936

7,600	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/16	7/11 at 101.00	AAA	8,238,172
	(Alternative Minimum Tax) - FGIC Insured

	Washington - 21.1% (14.1% of Total Investments)

5,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	5,361,200
	Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

1,570	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	1,747,300
	5.250%, 12/01/18 - FSA Insured

	King County School District 405, Bellevue, Washington, General Obligation Bonds, Series 2002:
12,060	5.000%, 12/01/19 - FGIC Insured	12/12 at 100.00	AAA	13,119,712
12,785	5.000%, 12/01/20 - FGIC Insured	12/12 at 100.00	AAA	13,868,529

	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 - FGIC Insured	6/13 at 100.00	Aaa	3,072,486
2,990	5.250%, 12/01/19 - FGIC Insured	6/13 at 100.00	Aaa	3,327,750

4,715	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 (Alternative Minimum	10/11 at 100.00	AAA	5,236,338
	Tax) - FGIC Insured

895	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%,	3/10 at 101.00	AAA	1,000,297
	9/01/29 (Alternative Minimum Tax) - MBIA Insured

1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 - FGIC Insured	12/12 at 100.00	AAA	1,379,022

4,200	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/20 -	12/11 at 100.00	AAA	4,614,162
	AMBAC Insured

5,000	Washington, General Obligation Bonds, Series 2001C, 5.250%, 1/01/26 - FSA Insured	1/11 at 100.00	AAA	5,453,200

6,990	Washington State Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	7/08 at 102.00	AAA	7,560,524
	1998A, 5.125%, 7/01/17 - MBIA Insured

$436,415	Total Long-Term Investments (cost $428,809,873) - 150.4%			467,401,764

	Other Assets Less Liabilities - 1.4%			4,405,493

	Preferred Shares, at Liquidation Value - (51.8)%			(161,000,000)

	Net Assets Applicable to Common Shares - 100%			$310,807,257

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At January 31, 2005, the cost of investments was $428,760,035.

	Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$38,811,224
	Depreciation	(169,495)

	Net unrealized appreciation of investments	$38,641,729

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Insured Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.